FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilites	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
		Held for trading £m	Other £m
At 31 December 2022
Financial assets
Cash and balances at central banks	–	–	–	–	–	72,005	72,005
Items in the course of collection from banks	–	–	–	–	–	229	229
Financial assets at fair value through profit or loss	–	–	1,371	–	–	–	1,371
Derivative financial instruments	19	3,838	–	–	–	–	3,857
Loans and advances to banks	–	–	–	–	–	8,363	8,363
Loans and advances to customers	–	–	–	–	–	435,627	435,627
Reverse repurchase agreements	–	–	–	–	–	39,259	39,259
Debt securities	–	–	–	–	–	7,331	7,331
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	816	816
Financial assets at amortised cost	–	–	–	–	–	491,396	491,396
Financial assets at fair value through other comprehensive income	–	–	–	–	22,846	–	22,846
Total financial assets	19	3,838	1,371	–	22,846	563,630	591,704
Financial liabilities
Deposits from banks	–	–	–	–	–	4,658	4,658
Customer deposits	–	–	–	–	–	446,172	446,172
Repurchase agreements at amortised cost	–	–	–	–	–	48,590	48,590
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	2,539	2,539
Items in course of transmission to banks	–	–	–	–	–	357	357
Financial liabilities at fair value through profit or loss	–	–	–	5,159	–	–	5,159
Derivative financial instruments	506	5,385	–	–	–	–	5,891
Notes in circulation	–	–	–	–	–	1,280	1,280
Debt securities in issue	–	–	–	–	–	49,056	49,056
Other	–	–	–	–	–	1,260	1,260
Subordinated liabilities	–	–	–	–	–	6,593	6,593
Total financial liabilities	506	5,385	–	5,159	–	560,505	571,555

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
		Held for trading £m	Other £m
At 31 December 2021
Financial assets
Cash and balances at central banks	–	–	–	–	–	54,279	54,279
Items in the course of collection from banks	–	–	–	–	–	147	147
Financial assets at fair value through profit or loss	–	–	1,798	–	–	–	1,798
Derivative financial instruments	55	5,456	–	–	–	–	5,511
Loans and advances to banks	–	–	–	–	–	4,478	4,478
Loans and advances to customers	–	–	–	–	–	430,829	430,829
Reverse repurchase agreements	–	–	–	–	–	49,708	49,708
Debt securities	–	–	–	–	–	4,562	4,562
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	739	739
Financial assets at amortised cost	–	–	–	–	–	490,316	490,316
Financial assets at fair value through other comprehensive income	–	–	–	–	27,786	–	27,786
Total financial assets	55	5,456	1,798	–	27,786	544,742	579,837
Financial liabilities
Deposits from banks	–	–	–	–	–	3,363	3,363
Customer deposits	–	–	–	–	–	449,373	449,373
Repurchase agreements at amortised cost	–	–	–	–	–	30,106	30,106
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	1,490	1,490
Items in course of transmission to banks	–	–	–	–	–	308	308
Financial liabilities at fair value through profit or loss	–	–	–	6,537	–	–	6,537
Derivative financial instruments	315	4,328	–	–	–	–	4,643
Notes in circulation	–	–	–	–	–	1,321	1,321
Debt securities in issue	–	–	–	–	–	48,724	48,724
Other	–	–	–	–	–	1,411	1,411
Subordinated liabilities	–	–	–	–	–	8,658	8,658
Total financial liabilities	315	4,328	–	6,537	–	544,754	555,934

Schedule of Financial Assets Excluding Derivatives	). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-84). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022
Financial assets at fair value through profit or loss
Loans and advances to customers	–	841	291	1,132
Equity shares	235	–	4	239
Total financial assets at fair value through profit or loss	235	841	295	1,371
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	10,839	357	–	11,196
Asset-backed securities	–	87	51	138
Corporate and other debt securities	531	10,980	–	11,511
	11,370	11,424	51	22,845
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	11,370	11,424	52	22,846
Total financial assets carried at fair value, excluding derivatives	11,605	12,265	347	24,217
At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,164	395	1,559
Equity shares	235	–	4	239
Total financial assets at fair value through profit or loss	235	1,164	399	1,798
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,599	–	–	14,599
Asset-backed securities	–	–	55	55
Corporate and other debt securities	640	12,491	–	13,131
	15,239	12,491	55	27,785
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	15,239	12,491	56	27,786
Total financial assets carried at fair value, excluding derivatives	15,474	13,655	455	29,584

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities Excluding Derivatives
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2022			2021
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 1 January	399	56	455	1,511	65	1,576
Exchange and other adjustments	–	3	3	2	(2)	–
Losses recognised in the income statement within other income	(20)	(3)	(23)	(72)	–	(72)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	–	–	–	(2)	(2)
Purchases/increases to customer loans	3	–	3	397	–	397
Sales/repayments of customer loans	(87)	(4)	(91)	(794)	(5)	(799)
Transfers into the level 3 portfolio	–	–	–	4	–	4
Transfers out of the level 3 portfolio	–	–	–	(649)	–	(649)
At 31 December	295	52	347	399	56	455
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(19)	–	(19)	(60)	–	(60)
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2022 £m	2021 £m
At 1 January	33	45
Gains recognised in the income statement within other income	(3)	(5)
Redemptions	(4)	(7)
At 31 December	26	33
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(3)	(4)

Schedule of Financial Liabilities Excluding Derivatives

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	–	5,133	26	5,159
Total financial liabilities carried at fair value, excluding derivatives	–	5,133	26	5,159
At 31 December 2021
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	–	6,504	33	6,537
Total financial liabilities carried at fair value, excluding derivatives	–	6,504	33	6,537

Schedule of Derivatives

	2022				2021
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	3,857	–	3,857	–	5,495	16	5,511
Derivative liabilities	–	(5,728)	(163)	(5,891)	–	(4,436)	(207)	(4,643)
Movements in level 3 portfolio
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2022		2021
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	16	(207)	14	(319)
Gains recognised in the income statement within other income	1	27	2	93
Purchases (additions)	–	(9)	–	–
(Sales) redemptions	–	25	–	19
Transfers out of the level 3 portfolio	(17)	1	–	–
At 31 December	–	(163)	16	(207)
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	–	26	2	69

Schedule of Valuation Adjustment Movements	The following table summarises the movement on this valuation adjustment account during 2021 and 2022:

	2022 £m	2021 £m
At 1 January	154	242
Income statement credit	(104)	(88)
At 31 December	50	154

Schedule of Valuation Adjustments	Represented by:

	2022 £m	2021 £m
Credit Valuation Adjustment	48	112
Debit Valuation Adjustment	(8)	(4)
Funding Valuation Adjustment	10	46
	50	154

Schedule of Sensitivity of Level 3 Valuations

			2022			2021
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/-50bps)[3]	291	25	(23)	395	32	(30)
Equity investments		n/a	4	2	(2)	4	2	(2)
			295			399
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	51	4	(4)	55	4	(4)
Equity investments		n/a	1	–	–	1	–	–
			52			56
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (n/a)[4]	–	–	–	16	–	–
Level 3 financial assets carried at fair value			347			471
Financial liabilities at fair value through profit or loss
Securitisation notes	Discounted cash flows	Interest rate spreads (+/-50bps)[5]	26	1	(1)	33	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (17%/105%)[6]	13	–	–	31	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/-1%)[7]	150	16	(16)	176	19	(18)
			163			207
Level 3 financial liabilities carried at fair value			189			240
1Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
32021: +/- 50bps
42021: 31%/59%
52021: +/-50bps
62021: 13%/168%
72021: +/-1%

Schedule of Valuation Hierarchy for Financial Assets
The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-84). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2022
Loans and advances to banks	8,363	8,363	–	–	8,363
Loans and advances to customers	435,627	430,980	–	–	430,980
Reverse repurchase agreements	39,259	39,259	–	39,259	–
Debt securities	7,331	7,334	167	7,167	–
Due from fellow Lloyds Banking Group undertakings	816	816	–	–	816
Financial assets at amortised cost	491,396	486,752	167	46,426	440,159
At 31 December 2021
Loans and advances to banks	4,478	4,478	–	–	4,478
Loans and advances to customers	430,829	434,280	–	–	434,280
Reverse repurchase agreements	49,708	49,708	–	49,708	–
Debt securities	4,562	4,615	–	4,615	–
Due from fellow Lloyds Banking Group undertakings	739	739	–	–	739
Financial assets at amortised cost	490,316	493,820	–	54,323	439,497

Schedule of Valuation Hierarchy for Financial Liabilities
The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-84).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2022
Deposits from banks	4,658	4,660	–	4,660	–
Customer deposits	446,172	445,916	–	445,916	–
Repurchase agreements at amortised cost	48,590	48,590	–	48,590	–
Due to fellow Lloyds Banking Group undertakings	2,539	2,539	–	2,539	–
Debt securities in issue	49,056	48,818	–	48,818	–
Subordinated liabilities	6,593	6,760	–	6,760	–
At 31 December 2021
Deposits from banks	3,363	3,364	–	3,364	–
Customer deposits	449,373	449,455	–	449,455	–
Repurchase agreements at amortised cost	30,106	30,106	–	30,106	–
Due to fellow Lloyds Banking Group undertakings	1,490	1,490	–	1,490	–
Debt securities in issue	48,724	50,683	–	50,683	–
Subordinated liabilities	8,658	9,363	–	9,363	–